Consolidated statement of changes in equity - EUR (€) € in Millions		Total	Total	Called up share capital	Share premium account	Unification reserve	Other reserves	Retained profit	Non- controlling interest
Equity at beginning of period at Dec. 31, 2021		€ 19,746	€ 17,107	€ 92	€ 52,844	€ (73,364)	€ (9,210)	€ 46,745	€ 2,639
Profit or loss for the period		3,216	2,905					2,905	311
Gains/(losses) on:
Equity instruments		52	44				44		8
Cash flow hedges		51	48				48		3
Remeasurement of defined benefit pension plans		1,463	1,462					1,462	1
Currency retranslation gains/(losses)		1,309	1,248				1,240	8	61
Total comprehensive income		6,091	5,707				1,332	4,375	384
Dividends on ordinary capital		(2,195)	(2,195)					(2,195)
Repurchase of shares	[1]	(648)	(648)				(648)
Movements in treasury shares	[2]	(8)	(8)				99	(107)
Share-based payment credit	[3]	93	93					93
Dividends paid to non-controlling interests		(309)							(309)
Hedging gain/(loss) transferred to non-financial assets		(136)	(133)				(133)		(3)
Other movements in equity	[4]	232	218				2	216	14
Equity at end of period at Jun. 30, 2022		22,866	20,141	92	52,844	(73,364)	(8,558)	49,127	2,725
Equity at beginning of period at Dec. 31, 2022		21,701	19,021	92	52,844	(73,364)	(10,804)	50,253	2,680
Profit or loss for the period		3,882	3,548					3,548	334
Gains/(losses) on:
Equity instruments		(34)	(33)				(33)		(1)
Cash flow hedges		(22)	(22)				(22)
Remeasurement of defined benefit pension plans		(47)	(48)					(48)	1
Currency retranslation gains/(losses)	[5]	(555)	(505)				(736)	231	(50)
Total comprehensive income		3,224	2,940				(791)	3,731	284
Dividends on ordinary capital		(2,172)	(2,172)					(2,172)
Repurchase of shares	[1]	(753)	(753)				(753)
Movements in treasury shares	[2]	1	1				69	(68)
Share-based payment credit	[3]	159	159					159
Dividends paid to non-controlling interests		(276)							(276)
Hedging gain/(loss) transferred to non-financial assets		78	78				78
Other movements in equity		(41)	(17)				5	(22)	(24)
Equity at end of period at Jun. 30, 2023		€ 21,921	€ 19,257	€ 92	€ 52,844	€ (73,364)	€ (12,196)	€ 51,881	€ 2,664

[1]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback program announced on 10 February 2022.
[2]	Includes purchases and sales of treasury shares, other than the share buyback programme and the transfer from treasury shares to retained profit of share-settled schemes arising from prior years and differences between purchase and grant price of share awards.
[3]	The share-based payment credit relates to the non-cash charge recorded against operating profit in respect of the fair value of share options and awards granted to employees.
[4]	Includes a hyperinflation adjustment of €235 million in relation to Argentina.
[5]	Includes a hyperinflation adjustment of €247 million in relation to Argentina and Turkey.